DEPOSITS	12 Months Ended
Dec. 31, 2015
DEPOSITS
DEPOSITS

NOTE 5 - DEPOSITS

Certificates of deposit in denominations of $250 or more, the federally insured limits, were $6,846 and $6,798 at December 31, 2015 and 2014.  Deposit accounts are summarized as follows:

	2015	2014

Passbook accounts	$69,465	$65,359
NOW and checking accounts	34,466	31,874
Money market accounts	4,990	6,432
Certificates of deposit	56,728	62,584

Total deposits	$165,649	$166,249

Scheduled maturities of time certificates at December 31, 2015 are as follows:

2016	$29,622
2017	9,246
2018	4,635
2019	4,606
2020	8,256
Thereafter	363

$56,728

Interest expense for the year ended December 31, 2015 and 2014 on deposits is summarized as follows:

	2015	2014
NOW	$—	$1
Money market	1	1
Passbook	107	94
Certificates of deposit	467	571

	$575	$667

Non-interest-bearing deposits totaled $23,132 and $20,905 at December 31, 2015 and 2014.  Deposit accounts held by directors and executive officers totaled $1,146 and $841 at December 31, 2015 and 2014.